Document And Entity Information	6 Months Ended
Jun. 30, 2020
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q2
Document Period End Date	Jun. 30, 2020
Entity Registrant Name	HeadHunter Group PLC
Entity Central Index Key	0001721181
Current Fiscal Year End Date	--12-31